Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss	$ (14,260)	$ (10,951)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	103	509
Non-cash interest expense	87	107
Gain on sale of intellectual property	(775)	0
Income tax receivable	(140)	(149)
Prepaid expenses and other current assets	(96)	(2,967)
Other non-current assets	100	(5,541)
Accounts payable	4,578	5,811
Accrued liabilities	30	(2,311)
Net cash used in operating activities	(10,373)	(15,492)
Gain on sale of intellectual property	775	0
Cash flows from investing activities:
Proceeds from sale of intellectual property	775	0
Net cash provided by investing activities	775	0
Cash flows from financing activities:
Proceeds from public offering of common stock and warrants, net of fees and offering costs of $0.9 million and $2.1 million respectively	8,082	23,071
Cash paid for fractional shares	0	(9)
Principal payments on notes	(1,000)	(1,650)
Net cash provided by financing activities	7,082	21,412
Effect of exchange rate changes on cash	(3)	0
Net change in cash	(2,519)	5,920
Cash and cash equivalents at beginning of period	2,578	1,285
Cash and cash equivalents at end of period	59	7,205
Supplemental disclosure of cash flow information:
Cash paid during period for interest	272	386
Supplemental disclosure of non-cash transactions:
Cashless exercise of warrants	$ 0	$ (8)